Accounts Receivables - Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivables [Abstract]
Accounts receivable	$ 5,477	$ 5,485